Financial Instruments at Fair Value Through Profit or Loss (FVTPL) (Tables)	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Summary of Financial Instruments at Fair Value Through Profit or Loss

	December 31
	2024	2025
	NT$	NT$	US$ (Note 4)

Financial assets mandatorily classified as at FVTPL

Derivative instruments (non-designated hedges)
Swap contracts	$4,282,512	$3,412,108	$108,770
Forward exchange contracts	258,362	248,813	7,932
Non-derivative financial assets
Quoted shares	2,898,751	2,277,680	72,607
Private-placement funds	1,503,382	1,435,095	45,747

	December 31
	2024	2025
	NT$	NT$	US$ (Note 4)
Open-end mutual funds	$590,346	$971,952	$30,983
Unquoted shares	863,484	822,065	26,205
Others	-	161,150	5,138

Hybrid financial assets
Equity-linked structured products	-	497,899	15,872
Convertible notes	360,635	345,730	11,021
Others	74,570	15,000	478

	$10,832,042	$10,187,492	$324,753

Current	$8,390,606	$7,754,182	$247,185
Non-current	2,441,436	2,433,310	77,568

	$10,832,042	$10,187,492	$324,753

Financial liabilities held for trading

Derivative instruments (non-designated hedges)
Swap contracts	$179,967	$736,231	$23,469
Forward exchange contracts	63,785	75,438	2,405
Accumulator contracts	-	13,751	438

	243,752	825,420	26,312
Contingent considerations (Note 29)	589,117	569,948	18,169

	$832,869	$1,395,368	$44,481

Current	$324,278	$966,484	$30,809
Non-current	508,591	428,884	13,672

	$832,869	$1,395,368	$44,481

Summary of Outstanding Contracts Not Accounted for Hedge Accounting
a.	At each balance sheet date, outstanding swap contracts not accounted for hedge accounting were as follows:

Currency	Maturity Period	Notional Amount (In Thousands)

December 31, 2024

Sell RMB/Buy US$	2025.01	RMB830,661/US$114,000
Sell HKD/Buy US$	2025.02 - 2025.03	HKD22,830/US$2,939
Sell JPY/Buy US$	2025.01	JPY1,035,320/US$6,994
Sell MXN/Buy US$	2025.01	MXN923,715/US$45,000
Sell NT$/Buy US$	2025.01 - 2025.12	NT$108,539,284/US$3,496,000
Sell US$/Buy KRW	2025.01 - 2025.03	US$69,000/KRW99,002,500
Sell US$/Buy NT$	2025.01 - 2025.02	US$254,440/NT$8,221,338

December 31, 2025
Sell JPY/Buy US$	2026.01	JPY633,220/US$4,256
Sell MYR/Buy US$	2026.01 - 2026.04	MYR69,971/US$17,000
Sell NT$/Buy US$	2026.01 - 2026.12	NT$131,245,282/US$4,303,000
Sell US$/Buy KRW	2026.01 - 2026.02	US$52,000/KRW76,211,890
Sell US$/Buy NT$	2026.01 - 2026.03	US$69,180/NT$2,156,913

b.	At each balance sheet date, outstanding forward exchange contracts not accounted for hedge accounting were as follows:

Currency	Maturity Period	Notional Amount (In Thousands)

December 31, 2024

Sell RMB/Buy JPY	2025.01	RMB7,888/JPY165,000
Sell RMB/Buy NT$	2025.01 - 2025.03	RMB10,000/NT$44,542
Sell RMB/Buy US$	2025.01	RMB130,495/US$18,000
Sell EUR/Buy TND	2025.01 - 2025.12	EUR7,074/TND24,000
Sell EUR/Buy US$	2025.01 - 2025.12	EUR5,435/US$6,000
Sell NT$/Buy US$	2025.01 - 2025.02	NT$3,545,010/US$110,000
Sell US$/Buy RMB	2025.01 - 2025.02	US$436,000/RMB3,172,282
Sell US$/Buy EUR	2025.01	US$3,165/EUR3,000
Sell US$/Buy JPY	2025.01 - 2025.02	US$54,020/JPY8,335,356
Sell US$/Buy KRW	2025.01	US$7,000/KRW10,071,340
Sell US$/Buy MYR	2025.01	US$6,000/MYR26,758
Sell US$/Buy NT$	2025.01 - 2025.03	US$81,610/NT$2,653,807
Sell US$/Buy SGD	2025.01 - 2025.03	US$13,100/SGD17,506

December 31, 2025

Sell RMB/Buy JPY	2026.01	RMB7,583/JPY165,000
Sell RMB/Buy US$	2026.01	RMB127,404/US$18,000
Sell MXN/Buy US$	2026.01	MXN289,184/US$16,000
Sell NT$/Buy US$	2026.01 - 2026.03	NT$7,711,585/US$250,000
Sell US$/Buy RMB	2026.01	US$569,700/RMB4,009,470
Sell US$/Buy EUR	2026.01	US$2,325/EUR2,000
Sell US$/Buy JPY	2026.01 - 2026.02	US$83,700/JPY12,974,168
Sell US$/Buy KRW	2026.01	US$21,610/KRW31,573,162
Sell US$/Buy MYR	2026.01	US$500/MYR2,025
Sell US$/Buy NT$	2026.01 - 2026.03	US$246,330/NT$7,716,117
Sell US$/Buy SGD	2026.01 - 2026.02	US$17,700/SGD22,826

Summary of Outstanding accumulator Contracts Not Accounted for Hedge Accounting
c.	At balance sheet date, outstanding accumulator contracts not accounted for hedge accounting were as follows:

December 31, 2025

Underlying Asset	Strike Price	Knock-out Price	Currency	Maturity Date	Contract Duration	Note

USD CBA	115.20-200.78 (a) /176.89-290.81 (b)	-	USD	2026.10 - 2026.12	1 year	Note 1
USD ACCU	631.42	800.90	USD	2026.08	1 year	Note 2